Note 22 - Quaint Oak Bancorp, Inc. (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Condensed Balance Sheet [Table Text Block]
	December 31,
	2019	2018
Assets
Cash and cash equivalents	$669	$1,596
Investment in Quaint Oak Bank	31,512	28,454
Premises and equipment, net	1,559	1,588
Other assets	32	29
Total Assets	$33,772	$31,667

Liabilities and Stockholders’ Equity
Subordinated debt	$7,865	$7,831
Stockholders’ equity	25,907	23,836
Total Liabilities and Stockholders’ Equity	$33,772	$31,667

Condensed Income Statement [Table Text Block]
	For the Year Ended December 31,
	2019	2018
Income
Dividends from subsidiary	$--	$750
Interest income	20	--
Rental income	199	151
Total Income	219	901

Expenses
Occupancy and equipment expense	120	116
Interest on subordinated debt	519	7
Other expenses	161	116
Total Expenses	800	239

Net (Loss) Income Before Income Taxes	(581)	662
Equity in Undistributed Net Income of Subsidiary	2,936	1,324
Income Tax Benefit	122	18
Net Income	$2,477	$2,004

Comprehensive Income	$2,499	$2,017

Condensed Cash Flow Statement [Table Text Block]
	For the Year Ended December 31,
	2019	2018

Operating Activities
Net income	$2,477	$2,004
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Undistributed net income in subsidiary	(2,936)	(1,324)
Depreciation expense	53	44
Amortization of subordinated debt issuance costs	34	--
Stock-based compensation expense	359	340
Increase in other assets	(2)	(84)
Decrease in other liabilities	--	(11)
Net cash provided by operating activities	(15)	969

Investing Activities
Investment in subsidiary	--	(6,500)
Purchase of property and equipment	(125)	(209)
Net cash used in investing activities	(125)	(6,709)

Financing Activities
Net proceeds from the issuance of subordinated debt	--	7,831
Dividends paid	(676)	(511)
Purchase of treasury stock	(339)	(793)
Proceeds from the reissuance of treasury stock	38	64
Proceeds from the exercise of stock options	190	534
Net cash (used in) provided by financing activities	(787)	7,125

Net (Decrease) Increase in Cash and Cash Equivalents	(927)	1,385
Cash and Cash Equivalents-Beginning of Year	1,596	211
Cash and Cash Equivalents-End of Year	$669	$1,596